Investment in Affiliate Company (Tables)	12 Months Ended
Dec. 31, 2017
Investment in Affiliate Company [Abstract]
Schedule of investment in affiliate of balance sheet data
	As of December 31,
	2017	2016
	USD in thousands
Current assets	3,065	1,329
Long-term assets	292	70
Current liabilities	(504)	(168)
Equity	(2,853)	1,231

Schedule of investment in affiliate of operating data
	Year ended December 31,	7.5 months ended December 31,
	2017	2016
	USD in thousands
Revenue	--	--
Operating loss	(3,869)	(872)
Net loss	(3,839)	(888)

Schedule of investment in affiliate of activity

Investment in affiliate company
As of January 1, 2016	--
Cost	1,356
Equity in net loss of affiliated companies	(108)
As of December 31, 2016	1,248
Issuance of shares to third party	1,258
Equity in net loss of affiliated companies	(1,102)
As of December 31, 2017	1,404